Income Taxes - Provision for Income Taxes from Continuing Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Federal	$ 225	$ 177	$ 164
State and local, including Puerto Rico	(11)	(4)	10
Foreign	217	179	241
Total, Current	431	352	415
Domestic	(59)	(119)	(29)
Foreign	(35)	3	(23)
Total, Deferred	(94)	(116)	(52)
Total	$ 337	$ 236	$ 363